Balance Sheet Components - Components of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities Current [Abstract]
Payroll and employee related expenses		$ 416	$ 593
Accrued severance benefits		0	2,280
Professional services		425	163
Other accrued expenses		47	233
Total accrued liabilities	$ 1,704	$ 888	$ 3,269